Major Customers and Concentration of Credit Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Revenues and Receivable Major Customers

For the three months ended March 31, 2018 and 2017, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2018	2017
A	16%	25%
B	13%	13%
C	8%	10%

As of March 31, 2018 and December 31, 2017, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	March 31, 2018	December 31, 2017
D	14%	5%
B	14%	18%
E	8%	11%

For the year ended December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2017	2016
A	20%	15%
B	13%	20%
C	9%	11%
D	8%	9%

As of December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2017	2016
A	18%	35%
B	12%	-%
C	9%	12%